Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance

The following table and footnotes summarize the total compensation we paid to our Named Executive Officers (our “NEOs”), compensation “actually paid” to the NEOs (calculated in accordance with SEC rules), the cumulative total shareholder return of the Company, the peer group total shareholder return and our net income for the past five fiscal years. We do not use any financial performance measures to link compensation actually paid to our NEOs by us to the Company’s performance. Accordingly, pursuant to the SEC rules, we have not included a “company selected measure” or the tabular list of performance measures. For more information about the compensation we pay to our NEOs, please see “Compensation Discussion and Analysis” above.
Pay Versus Performance
					Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for Principal Executive Officer (“PEO”)	Compensation Actually Paid to PEO(1)	Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEOs NEOs(2)(3)	Total Shareholder Return	Peer Group Total Shareholder Return*	Net Income ($000s)
2025	$4,817,045	$4,393,625	$2,650,924	$2,377,476	$93.92	$249.97	$38,679
2024	4,916,896	5,002,711	2,951,967	3,030,790	137.33	203.42	53,129
2023	4,212,670	4,232,826	3,796,120	5,540,535	123.65	125.50	127,771
2022	4,148,594	3,950,171	4,070,946	3,201,628	112.28	125.39	77,468
2021	4,274,081	4,415,059	3,678,973	4,286,164	150.68	162.57	81,013

*
For fiscal 2025, peer group total shareholder return is based on a self-constructed peer group composed of the following alternative asset management companies: Brookfield Corporation, Cohen & Steers Inc., Kennedy-Wilson Holdings Inc. and RITHM Capital Corp. As of September 2, 2025, Bridge Investment Group Holdings, Inc. is no longer publicly traded and, as a result, it was not included in calculation of the peer group total shareholder return.

(1)
The following table summarizes the applicable deductions and additions for the PEO in the calculation of Compensation Actually Paid to the PEO.

PEO Compensation Actually Paid
Year	PEO Name	Total Compensation Per Summary Compensation Table	Stock Grant Amount	Year End Fair Value of Equity Awards Granted and Unvested During Applicable Year	Change in Fair Value as of Year End of Any Prior Year Awards that Remain Unvested as of Year End	Awards Granted and Vested in the Same Year, at Fair Value as of the Vesting Date	Change in Fair Value as of Year End of Any Prior Year Awards that Vested During Applicable Year	Total Equity Value Reflected in Compensation Actually Paid	Compensation Actually Paid to PEO
2025	Adam Portnoy	$4,817,045	$(2,079,971)	$1,247,177	(260,677)	$779,997	$(109,946)	$1,656,551	$4,393,625

(2)
The non-PEO NEOs in 2021, 2022 and 2023 are Jennifer B. Clark, Matthew P. Jordan, Jennifer F. Francis, John G. Murray and Jonathan M. Pertchik. The non-PEO NEOs in 2024 are Jennifer B. Clark, Matthew P. Jordan, John G. Murray, Christopher J. Bilotto and Jennifer F. Francis. The non-PEO NEOs in 2025 are Jennifer B. Clark, Matthew P. Jordan, John G. Murray, Christopher J. Bilotto and Jeffrey Leer.

(3)
The following table summarizes the applicable deductions and additions in the calculation of average Compensation Actually Paid to Non-PEO NEOs.

Average Non-PEO NEOs—Compensation Actually Paid
Year	Total Compensation Per Summary Compensation Table	Stock Grant Amount	Year End Fair Value of Equity Awards Granted and Unvested During Applicable Year	Change in Fair Value as of Year End of Any Prior Year Awards that Remain Unvested as of Year End	Awards Granted and Vested in the Same Year, at Fair Value as of the Vesting Date	Change in Fair Value as of Year End of Any Prior Year Awards that Vested During Applicable Year	Total Equity Value Reflected in Compensation Actually Paid	Compensation Actually Paid to Non-PEO NEOs
2025	$2,650,924	$(1,049,974)	$730,169	$(177,191)	$297,213	$(73,664)	$776,527	$2,377,476

Named Executive Officers, Footnote
(2)
	The non-PEO NEOs in 2021, 2022 and 2023 are Jennifer B. Clark, Matthew P. Jordan, Jennifer F. Francis, John G. Murray and Jonathan M. Pertchik. The non-PEO NEOs in 2024 are Jennifer B. Clark, Matthew P. Jordan, John G. Murray, Christopher J. Bilotto and Jennifer F. Francis.
Peer Group Issuers, Footnote
*
For fiscal 2025, peer group total shareholder return is based on a self-constructed peer group composed of the following alternative asset management companies: Brookfield Corporation, Cohen & Steers Inc., Kennedy-Wilson Holdings Inc. and RITHM Capital Corp. As of September 2, 2025, Bridge Investment Group Holdings, Inc. is no longer publicly traded and, as a result, it was not included in calculation of the peer group total shareholder return.

PEO Total Compensation Amount	$ 4,817,045	$ 4,916,896	$ 4,212,670	$ 4,148,594	$ 4,274,081
PEO Actually Paid Compensation Amount	$ 4,393,625	5,002,711	4,232,826	3,950,171	4,415,059
Adjustment To PEO Compensation, Footnote
(1)
The following table summarizes the applicable deductions and additions for the PEO in the calculation of Compensation Actually Paid to the PEO.

PEO Compensation Actually Paid
Year	PEO Name	Total Compensation Per Summary Compensation Table	Stock Grant Amount	Year End Fair Value of Equity Awards Granted and Unvested During Applicable Year	Change in Fair Value as of Year End of Any Prior Year Awards that Remain Unvested as of Year End	Awards Granted and Vested in the Same Year, at Fair Value as of the Vesting Date	Change in Fair Value as of Year End of Any Prior Year Awards that Vested During Applicable Year	Total Equity Value Reflected in Compensation Actually Paid	Compensation Actually Paid to PEO
2025	Adam Portnoy	$4,817,045	$(2,079,971)	$1,247,177	(260,677)	$779,997	$(109,946)	$1,656,551	$4,393,625

Non-PEO NEO Average Total Compensation Amount	$ 2,650,924	2,951,967	3,796,120	4,070,946	3,678,973
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,377,476	3,030,790	5,540,535	3,201,628	4,286,164
Adjustment to Non-PEO NEO Compensation Footnote
(3)
The following table summarizes the applicable deductions and additions in the calculation of average Compensation Actually Paid to Non-PEO NEOs.

Average Non-PEO NEOs—Compensation Actually Paid
Year	Total Compensation Per Summary Compensation Table	Stock Grant Amount	Year End Fair Value of Equity Awards Granted and Unvested During Applicable Year	Change in Fair Value as of Year End of Any Prior Year Awards that Remain Unvested as of Year End	Awards Granted and Vested in the Same Year, at Fair Value as of the Vesting Date	Change in Fair Value as of Year End of Any Prior Year Awards that Vested During Applicable Year	Total Equity Value Reflected in Compensation Actually Paid	Compensation Actually Paid to Non-PEO NEOs
2025	$2,650,924	$(1,049,974)	$730,169	$(177,191)	$297,213	$(73,664)	$776,527	$2,377,476

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Vs Peer Group
Total Shareholder Return Amount	$ 93.92	137.33	123.65	112.28	150.68
Peer Group Total Shareholder Return Amount	249.97	203.42	125.5	125.39	162.57
Net Income (Loss)	$ 38,679,000	$ 53,129,000	$ 127,771,000	$ 77,468,000	$ 81,013,000
PEO Name	Adam Portnoy
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,079,971)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,656,551
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,247,177
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(260,677)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	779,997
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(109,946)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,049,974)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	776,527
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	730,169
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(177,191)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	297,213
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (73,664)